MATERIAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2009
Disclosure of subsidiaries [line items]
Percentage of interest joint arrangement	100.00%
Foreign exchange rate description	11.92 BOB/USD	6.96 BOB/USD	6.96 BOB/USD
Bank spot rate description	8.36 BOB/USD
Corporacion Minerade Bolivia [member]
Disclosure of subsidiaries [line items]
Percentage of interest joint arrangement	55.00%
Joint association agreement [member]
Disclosure of subsidiaries [line items]
Percentage of interest joint arrangement	45.00%